Statement of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Real estate, at cost (inclusive of amounts attributable to consolidated variable interest entities (VIEs) of $528,858 and $419,462, respectively)	$ 2,243,470	$ 2,265,576
Operating real estate, at cost (inclusive of amounts attributable to consolidated VIEs of $29,219 and $29,219, respectively)	85,565	85,087
Less: Accumulated depreciation (inclusive of amounts attributable to consolidated VIEs of $68,529 and 48,814, respectively)	(258,655)	(203,139)
Net investments in properties	2,070,380	2,147,524
Net investments in direct financing leases (inclusive of amounts attributable to consolidated VIEs of $48,363 and $48,577, respectively)	467,831	467,136
Equity investments in real estate	227,675	244,303
Assets held for sale	0	3,077
Net investments in real estate	2,765,886	2,862,040
Notes receivable (inclusive of amounts attributable to consolidated VIEs of $33,558 and $21,306, respectively)	43,394	55,494
Cash and cash equivalents (inclusive of amounts attributable to consolidated VIEs of $10,993 and $14,812, respectively)	66,405	109,694
Intangible assets, net (inclusive of amounts attributable to consolidated VIEs of $62,182 and $24,025, respectively)	443,092	520,401
Funds in escrow (inclusive of amounts attributable to consolidated VIEs of $3,268 and $6,937, respectively)	23,274	23,037
Other assets, net (inclusive of amounts attributable to consolidated VIEs of $5,225 and $3,410, respectively)	64,741	74,268
Total assets	3,406,792	3,644,934
Liabilities:
Non-recourse debt (inclusive of amounts attributable to consolidated VIEs of $485,951 and $413,555, respectively)	1,644,180	1,715,779
Line of credit	143,000	227,000
Accounts payable accrued expenses and other liabilities (inclusive of amounts attributable to consolidated VIEs of $12,409 and $15,000, respectively)	40,931	44,901
Prepaid and deferred rental income and security deposits (inclusive of amounts attributable to consolidated VIEs of $25,402 and $10,462, respectively)	93,208	91,498
Due to affiliates	6,401	9,756
Distributions payable	33,965	33,411
Total liabilities	1,961,685	2,122,345
Redeemable noncontrolling interest	21,747	21,306
Commitments and Contingencies (Note 12)
CPA:16 Global stockholders' equity:
Common stock $0.001 par value; 400,000,000 shares authorized; 216,822,067 and 211,462,089 shares issued and outstanding, respectively	217	211
Additional paid-in capital	1,980,984	1,934,291
Distributions in excess of accumulated earnings	(500,050)	(382,913)
Accumulated other comprehensive loss	(27,043)	(27,530)
Less, treasury stock at cost, 14,204,793 and 11,202,404 shares, respectively	(126,228)	(100,002)
Total CPA:16 Global stockholders' equity	1,327,880	1,424,057
Noncontrolling interests	95,480	77,226
Total equity	1,423,360	1,501,283
Total liabilities and equity	$ 3,406,792	$ 3,644,934